additional statement of cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
additional statement of cash flow information
Schedule of operating activities and investing activities

Years ended December 31 (millions)	Note	2024	2023
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Current
Accounts receivable		$(54)	$(184)
Inventories		(145)	53
Contract assets		(20)	(4)
Prepaid expenses		(81)	(60)
Unrealized change in held for trading derivatives	4(h)	24	8
Accounts payable and accrued liabilities		307	(268)
Income and other taxes receivable and payable, net		41	(72)
Advance billings and customer deposits	24	46	74
Provisions	25	(92)	135
		26	(318)
Non-current
Contract assets		(22)	17
Unbilled customer finance receivables		7	(66)
Unrealized change in held for trading derivatives	4(h)	211	(12)
Costs incurred to obtain or fulfill contracts with customers	20	(83)	(64)
Prepaid maintenance		7	15
Refundable security deposits and other		(22)	(21)
Provisions	25	(131)	(115)
Contract liabilities	24, 27	27	—
Other post-employment benefit liabilities		10	8
Other long-term liabilities		(9)	4
		(5)	(234)
		$21	$(552)

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(2,639)	$(2,622)
Intangible assets subject to amortization	18	(1,048)	(981)
		(3,687)	(3,603)
Additions arising from leases	17	1,015	781
Additions arising from non-monetary transactions		37	—
Capital expenditures	5	(2,635)	(2,822)
Effect of asset retirement obligations		2	(59)
		(2,633)	(2,881)
Other non-cash items included above
Change in associated non-cash investing working capital		(115)	(360)
Non-cash change in asset retirement obligation		(2)	59
		(117)	(301)
		$(2,750)	$(3,182)

Schedule of changes in liabilities arising from financing activities

		Year ended December 31, 2023					Year ended December 31, 2024
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
				Foreign					Foreign
	Balance as		Redemptions,	exchange		Balance as at		Redemptions,	exchange		Balance as at
	at January 1,	Issued or	repayments or	movement		December 31,	Issued or	repayments or	movement		December 31,
(millions)	2023	received	payments	(Note 4(i))	Other	2023	received	payments	(Note 4(i))	Other	2024
Dividends payable to holders of Common Shares	$502	$—	$(2,063)	$—	$2,111	$550	$—	$(2,259)	$—	$2,314	$605
Dividends reinvested in shares from Treasury	—	—	748	—	(748)	—	—	697	—	(697)	—
	$502	$—	$(1,315)	$—	$1,363	$550	$—	$(1,562)	$—	$1,617	$605
Short-term borrowings	$104	$607	$(609)	$—	$2	$104	$1,040	$(263)	$41	$—	$922
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	—	—	—	—	—	—	63	(15)	(46)	—	2
	$104	$607	$(609)	$—	$2	$104	$1,103	$(278)	$(5)	$—	$924
Long-term debt
TELUS Corporation senior notes	$18,660	$2,250	$(500)	$(104)	$(5)	$20,301	$2,500	$(1,100)	$378	$(2)	$22,077
TELUS Corporation commercial paper	1,458	5,502	(5,929)	(10)	—	1,021	3,601	(3,300)	82	—	1,404
TELUS Corporation credit facilities	1,145	—	—	—	(1)	1,144	—	(1,144)	—	—	—
TELUS Communications Inc. debentures	199	—	—	—	1	200	—	—	—	—	200
TELUS International (Cda) Inc. credit facility	914	1,471	(548)	(60)	4	1,781	354	(587)	152	3	1,703
Other	321	—	(182)	—	149	288	—	(70)	—	370	588
Lease liabilities	2,340	—	(538)	15	797	2,614	—	(661)	24	905	2,882
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	(80)	5,984	(5,977)	134	(48)	13	3,377	(3,333)	(421)	296	(68)
	24,957	15,207	(13,674)	(25)	897	27,362	9,832	(10,195)	215	1,572	28,786
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(5,984)	5,984	—	—	—	(3,377)	3,377	—	—	—
	$24,957	$9,223	$(7,690)	$(25)	$897	$27,362	$6,455	$(6,818)	$215	$1,572	$28,786